Right of Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2021
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets and Lease Liabilities

8.   Right of Use Assets and Lease Liabilities

The Company has recorded Right of Use Assets and Lease Liabilities in its consolidated statement of financial position related to three properties in California for which the Company has entered into lease agreements that expire in more than one year. These leases are in a single class of Right of Use Assets, whose carrying value at March 31, 2021 was $355,178 (March 31, 2020 $620,191). Rental payments on the Right of Use Assets are discounted using an 8% rate of interest and capitalized on the Consolidated Statement of Financial Position as Lease Liabilities. The value of the Right of Use Assets is determined at lease inception and include the capitalized lease liabilities, incorporate upfront costs incurred and incentives received, and the value is depreciated over the term of the lease. For the year ended March 31, 2021 the Company incurred interest expense of $39,432 (2020 - $56,614, 2019 - $25,199) on the Lease Liabilities, recognized depreciation expense of $265,013 (2020 - 251,787, 2019 - $87,752) on the Right of Use Assets and made total rental payments of $311,899 (2020 - $288,188, 2019 - $74,237). Additions to Right of Use Assets during the year was nil (2020 - $172,404, 2019 - $787,326).

For one of the leases there is an option to extend the lease for a further 36 months. As at March 31, 2021, GreenPower has not committed to additional leases that begin after the year-end.

	March 31, 2021	March 31, 2020
Right of Use Assets, beginning of year	$620,191	$699,574
Additions	—	172,404
Depreciation	(265,013)	(251,787)

Right of Use Assets, end of year	$355,178	$620,191

The following table summarizes payments on GreenPower's Lease Liabilities (undiscounted):

1 year	$284,363
thereafter	$122,419
less amount representing interest expense	$(20,131)
Lease liability	$386,651
Current Portion of Lease Liabilities	$266,042
Long Term Portion of Lease Liabilities	$120,609

Payments on two leases that were classified as short-term leases totaled $65,708 in 2021. In 2020 and 2019 payments on one lease that was classified as a short-term lease totaled $48,942 and $83,962 respectively. Payments on short term leases are recognized in office expense. Two leases are scheduled to terminate during the year ended March 31, 2022 and have remaining minimum lease payments of $47,359.